Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Templeton ETF Trust
Entity Central Index Key	0001655589
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Franklin Emerging Market Core Dividend Tilt Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin Emerging Market Core Dividend Tilt Index ETF
Class Name	Franklin Emerging Market Core Dividend Tilt Index ETF
Trading Symbol	DIEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Emerging Market Core Dividend Tilt Index ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Emerging Market Core Dividend Tilt Index ETF	$20	0.19%
[1]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin Emerging Market Core Dividend Tilt Index ETF returned 10.79%. The Fund compares its performance to the Morningstar Emerging Markets Target Market Exposure Index-NR, the Linked Morningstar Emerging Markets Target Market Exposure Index-NR†, the Morningstar Emerging Markets Dividend Enhanced Select Index-NR and the Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR††, which returned 6.88%, 6.88%, 11.07% and 11.32%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were financials, communication services and consumer discretionary.
↑	Individual holdings that lifted the Fund’s absolute return included Tencent Holdings, Taiwan Semiconductor Manufacturing and Alibaba Group Holding.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were materials, information technology and energy.
↓	Individual holdings that hindered the Fund’s absolute return included Samsung Electronics, Grupo Financiero Banorte and Bank Rakyat Indonesia Persero.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (6/1/2016)
Franklin Emerging Market Core Dividend Tilt Index ETF (NAV)	10.79	8.80	4.71
Morningstar Emerging Markets Target Market Exposure Index-NR	6.88	8.58	6.56
Linked Morningstar Emerging Markets Target Market Exposure Index-NR†	6.88	7.94	6.12
Morningstar Emerging Markets Dividend Enhanced Select Index-NR	11.07	10.44	6.86
Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR††	11.32	9.39	5.29
[2],[3]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 13,518,453
Holdings Count | $ / shares	583	[4]
Advisory Fees Paid, Amount	$ 25,576
Investment Company Portfolio Turnover	53.28%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$13,518,453
Total Number of Portfolio Holdings*	583
Total Management Fee Paid (based on a unitary fee)	$25,576
Portfolio Turnover Rate	53.28%
[4]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On August 1, 2024, the Fund’s principal investment strategies were revised to reflect the Underlying Index’s (and therefore the Fund’s) increased exposure to the information technology sector.
Related disclosure regarding the risks of investing in the information technology sector, such as the sector’s historical volatility and the impact of competition and the rapid pace of product development on companies in the sector.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin International Core Dividend Tilt Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin International Core Dividend Tilt Index ETF
Class Name	Franklin International Core Dividend Tilt Index ETF
Trading Symbol	DIVI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Core Dividend Tilt Index ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin International Core Dividend Tilt Index ETF	$9	0.09%
[5]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin International Core Dividend Tilt Index ETF returned 5.24%. The Fund compares its performance to the Morningstar Developed Markets ex-North America Target Market Exposure Index-NR, the Linked Morningstar Developed Markets ex-North America Target Market Exposure Index-NR†, the Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR and the Linked Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR††, which returned 4.71%, 4.71%, 5.06% and 5.13%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were financials, utilities and industrials.
↑	Individual holdings that lifted the Fund’s absolute return included HSBC Holdings, SAP and Intesa Sanpaolo.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were consumer discretionary, information technology and materials.
↓	Individual holdings that hindered the Fund’s absolute return included Novo Nordisk, ASML Holding and Toyota Motor.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (6/1/2016)
Franklin International Core Dividend Tilt Index ETF (NAV)	5.24	12.92	8.50
Morningstar Developed Markets ex-North America Target Market Exposure Index-NR	4.71	11.84	7.05
Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR	5.06	12.07	6.44
Linked Morningstar Developed Markets ex-North America Target Market Exposure Index-NR	4.71	13.86	9.60
Linked Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR	5.13	13.06	8.80

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,269,148,012
Holdings Count | $ / shares	439	[6]
Advisory Fees Paid, Amount	$ 854,715
Investment Company Portfolio Turnover	26.28%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,269,148,012
Total Number of Portfolio Holdings*	439
Total Management Fee Paid (based on a unitary fee)	$854,715
Portfolio Turnover Rate	26.28%
[6]
Holdings [Text Block]

Portfolio Composition*,†	% of Total Investments
Financials	27.5%
Industrials	13.2%
Health Care	11.7%
Consumer Discretionary	10.1%
Information Technology	8.0%
Consumer Staples	6.8%
Materials	5.8%
Utilities	5.4%
Communication Services	5.0%
Energy	3.6%
Real Estate	2.9%
Short-Term Investments	0.0%

Geographic Composition*,†	% of Total Investments
Europe	61.5%
Asia	26.5%
Australia & New Zealand	10.8%
North America	0.7%
Middle East & Africa	0.5%
Short-Term Investments	0.0%
[7],[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin International Dividend Multiplier Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin International Dividend Multiplier Index ETF
Class Name	Franklin International Dividend Multiplier Index ETF
Trading Symbol	XIDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Dividend Multiplier Index ETF for the period January 21, 2025, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin International Dividend Multiplier Index ETF[1]	$4	0.19%
[9]
Expenses Paid, Amount	$ 4	[9]
Expense Ratio, Percent	0.19%	[9]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period January 21, 2025, to March 31, 2025, Franklin International Dividend Multiplier Index ETF returned 9.57%. The Fund compares its performance to the VettaFi Developed World ex United States Index and the VettaFi New Frontier International Dividend Select Index, which returned 3.25% and 9.60%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were financials, utilities and consumer staples.
↑	Individual holdings that lifted the Fund’s absolute return included CaixaBank, BNP Paribas and Poste Italiane.

Top detractors from performance:
↓	The sectors that detracted from absolute performance were information technology and materials.
↓	Individual holdings that hindered the Fund’s absolute return included Fortescue, BE Semiconductor Industries and Porsche Automobil.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

Since Inception (1/21/2025)
Franklin International Dividend Multiplier Index ETF (NAV)	9.57
VettaFi Developed World ex United States Index	3.25
VettaFi New Frontier International Dividend Select Index	9.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Net Assets	$ 5,557,249
Holdings Count | $ / shares	93	[10]
Advisory Fees Paid, Amount	$ 1,991
Investment Company Portfolio Turnover	25.27%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$5,557,249
Total Number of Portfolio Holdings*	93
Total Management Fee Paid (based on a unitary fee)	$1,991
Portfolio Turnover Rate	25.27%
[10]
Holdings [Text Block]

Portfolio Composition*,†	% of Total Investments
Financials	31.8%
Consumer Discretionary	11.2%
Consumer Staples	10.5%
Utilities	9.4%
Energy	9.2%
Industrials	8.7%
Materials	7.0%
Communication Services	6.3%
Health Care	3.4%
Real Estate	2.4%
Information Technology	0.1%
Short-Term Investments	0.0%

Geographic Composition*,†	% of Total Investments
Europe	65.1%
Asia	18.2%
Australia & New Zealand	8.4%
North America	7.8%
Middle East & Africa	0.5%
Short-Term Investments	0.0%
[11],[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Core Dividend Tilt Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Core Dividend Tilt Index ETF
Class Name	Franklin U.S. Core Dividend Tilt Index ETF
Trading Symbol	UDIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Core Dividend Tilt Index ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Core Dividend Tilt Index ETF	$6	0.06%
[13]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin U.S. Core Dividend Tilt Index ETF returned 10.64%. The Fund compares its performance to the Morningstar US Target Market Exposure Index, the Linked Morningstar US Target Market Exposure Index†, the Morningstar US Dividend Enhanced Select Index and the Linked Morningstar US Dividend Enhanced Select Index††, which returned 8.14%, 8.14%, 10.71% and 10.71%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were information technology, financials and communication services.
↑	Individual holdings that lifted the Fund’s absolute return included Apple, NVIDIA and Philip Morris International.

Top detractors from performance:
↓	There were no sectors that detracted from the Fund’s absolute performance.
↓	Individual holdings that hindered the Fund’s absolute return included Microsoft, Merck and Advanced Micro Devices.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (6/1/2016)
Franklin U.S. Core Dividend Tilt Index ETF (NAV)	10.64	16.48	9.52
Morningstar US Target Market Exposure Index	8.14	18.49	13.71
Linked Morningstar US Target Market Exposure Index†	8.14	16.26	11.08
Morningstar US Dividend Enhanced Select Index	10.71	18.81	13.12
Linked Morningstar US Dividend Enhanced Select Index††	10.71	16.52	9.53
[14],[15]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 50,222,723
Holdings Count | $ / shares	287	[16]
Advisory Fees Paid, Amount	$ 28,285
Investment Company Portfolio Turnover	17.55%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$50,222,723
Total Number of Portfolio Holdings*	287
Total Management Fee Paid (based on a unitary fee)	$28,285
Portfolio Turnover Rate	17.55%
[16]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Dividend Multiplier Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Dividend Multiplier Index ETF
Class Name	Franklin U.S. Dividend Multiplier Index ETF
Trading Symbol	XUDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Dividend Multiplier Index ETF for the period January 21, 2025, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin U.S. Dividend Multiplier Index ETF[1]	$2	0.09%
[17]
Expenses Paid, Amount	$ 2	[17]
Expense Ratio, Percent	0.09%	[17]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period January 21, 2025, to March 31, 2025, Franklin U.S. Dividend Multiplier Index ETF returned -2.72%. The Fund compares its performance to the VettaFi U.S. Equity Large-Cap 500 Index and the VettaFi New Frontier U.S. Dividend Select Index, which returned -7.34% and -2.72%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were communication services, consumer staples and health care.
↑	Individual holdings that lifted the Fund’s absolute return included Altria, AT&T and Verizon Communications.

Top detractors from performance:
↓	The sectors that detracted most from absolute performance were financials, industrials and information technology.
↓	Individual holdings that hindered the Fund’s absolute return included MicroStrategy, United Parcel Service and Coinbase Global.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

Since Inception (1/21/2025)
Franklin U.S. Dividend Multiplier Index ETF (NAV)	-2.72
VettaFi U.S. Equity Large-Cap 500 Index	-7.34
VettaFi New Frontier U.S. Dividend Select Index	-2.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Net Assets	$ 1,235,295
Holdings Count | $ / shares	107	[18]
Advisory Fees Paid, Amount	$ 213
Investment Company Portfolio Turnover	17.83%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,235,295
Total Number of Portfolio Holdings*	107
Total Management Fee Paid (based on a unitary fee)	$213
Portfolio Turnover Rate	17.83%
[18]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Large Cap Multifactor Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Large Cap Multifactor Index ETF
Class Name	Franklin U.S. Large Cap Multifactor Index ETF
Trading Symbol	FLQL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Large Cap Multifactor Index ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Large Cap Multifactor Index ETF	$16	0.15%
[19]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin U.S. Large Cap Multifactor Index ETF returned 7.25%. The Fund compares its performance to the Russell 1000 Index and the LibertyQ U.S. Large Cap Equity Index, which returned 7.82% and 7.41%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were information technology, communication services and consumer staples.
↑	Individual holdings that lifted the Fund’s absolute return included Apple, NVIDIA and Arista Networks.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were energy, materials and industrials.
↓	Individual holdings that hindered the Fund’s absolute return included Microsoft, Merck (not held at period-end) and Intel (not held at period-end).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (4/26/2017)
Franklin U.S. Large Cap Multifactor Index ETF (NAV)	7.25	17.45	12.56
Russell 3000 Index	7.22	18.18	12.58
Russell 1000 Index	7.82	18.47	13.03
LibertyQ U.S. Large Cap Equity Index	7.41	17.61	12.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,397,183,067
Holdings Count | $ / shares	215	[20]
Advisory Fees Paid, Amount	$ 2,064,795
Investment Company Portfolio Turnover	53.07%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,397,183,067
Total Number of Portfolio Holdings*	215
Total Management Fee Paid (based on a unitary fee)	$2,064,795
Portfolio Turnover Rate	53.07%
[20]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Mid Cap Multifactor Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Mid Cap Multifactor Index ETF
Class Name	Franklin U.S. Mid Cap Multifactor Index ETF
Trading Symbol	FLQM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Mid Cap Multifactor Index ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Mid Cap Multifactor Index ETF	$30	0.30%
[21]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin U.S. Mid Cap Multifactor Index ETF returned 0.41%. The Fund compares its performance to the Russell Midcap Index and the LibertyQ U.S. Mid Cap Equity Index, which returned 2.59% and 0.69%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were financials, information technology and real estate.
↑	Individual holdings that lifted the Fund’s absolute return included Texas Pacific Land, Fair Isaac and Garmin.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were materials, consumer discretionary and industrials.
↓	Individual holdings that hindered the Fund’s absolute return included CDW, Ulta Beauty and Builders FirstSource (not held at period-end).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (4/26/2017)
Franklin U.S. Mid Cap Multifactor Index ETF (NAV)	0.41	17.74	11.12
Russell 3000 Index	7.22	18.18	12.58
Russell Midcap Index	2.59	16.28	9.44
LibertyQ U.S. Mid Cap Equity Index	0.69	18.08	11.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,466,652,837
Holdings Count | $ / shares	205	[22]
Advisory Fees Paid, Amount	$ 3,072,026
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,466,652,837
Total Number of Portfolio Holdings*	205
Total Management Fee Paid (based on a unitary fee)	$3,072,026
Portfolio Turnover Rate	19.00%
[22]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Small Cap Multifactor Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Small Cap Multifactor Index ETF
Class Name	Franklin U.S. Small Cap Multifactor Index ETF
Trading Symbol	FLQS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Small Cap Multifactor Index ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Small Cap Multifactor Index ETF	$35	0.35%
[23]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin U.S. Small Cap Multifactor Index ETF returned -1.52%. The Fund compares its performance to the Russell 2000 Index and the LibertyQ U.S. Small Cap Equity Index, which returned -4.01% and -1.17%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were health care, consumer staples and financials.
↑	Individual holdings that lifted the Fund’s absolute return included Corcept Therapeutics, Sprouts Farmers Market and Commvault Systems.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were consumer discretionary, industrials and energy.
↓	Individual holdings that hindered the Fund’s absolute return included Atkore, Bloomin’ Brands and PBF Energy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (4/26/2017)
Franklin U.S. Small Cap Multifactor Index ETF (NAV)	-1.52	15.51	7.13
Russell 3000 Index	7.22	18.18	12.58
Russell 2000 Index	-4.01	13.27	5.92
LibertyQ U.S. Small Cap Equity Index	-1.17	15.89	7.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 43,303,205
Holdings Count | $ / shares	492	[24]
Advisory Fees Paid, Amount	$ 144,261
Investment Company Portfolio Turnover	24.22%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$43,303,205
Total Number of Portfolio Holdings*	492
Total Management Fee Paid (based on a unitary fee)	$144,261
Portfolio Turnover Rate	24.22%
[24]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Disruptive Commerce ETF
Shareholder Report [Line Items]
Fund Name	Franklin Disruptive Commerce ETF
Class Name	Franklin Disruptive Commerce ETF
Trading Symbol	BUYZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Disruptive Commerce ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin Disruptive Commerce ETF	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin Disruptive Commerce ETF Fund returned 6.17%. The Fund compares its performance to the Russell 3000 Index, which returned 7.22% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The consumer discretionary sector led with strong absolute gains for DoorDash and Booking Holdings in the hotels, restaurants, and leisure industry, along with e-commerce stocks MercadoLibre and Amazon.com. Lesser contributors were in the broadline retail industry.

↑
The consumer staples sector contributed to absolute performance with overall gains driven foremost by the advance in Costco Wholesale. An even larger one-year gain in the communication services sector was fueled in part by the rallies in Netflix and Roblox (entertainment industry).

↑
The information technology (IT) sector contributed to absolute performance as Shopify’s contribution led to overall gains in IT services as the Fund continued to build up smaller new positions in this industry.

Top detractors from performance:
↓
E-commerce and fintech companies detracted from absolute performance towards the end of the period as they struggled to gain traction during a volatile time for consumer- and finance-focused stocks as new tariffs and trade uncertainties introduced business headwinds which tempered investor enthusiasm. The Fund’s fintech holdings also began to show sensitivity to changing interest-rate expectations and increased competitive pressures.

↓
IT, industrials, materials and real estate sector holdings detracted from absolute performance as they gave up most or all of their earlier gains in the latter half of the period as market sentiment deteriorated.

↓
The ground transportation industry detracted from absolute performance as Uber Technologies and all other related holdings declined. Widespread losses also impacted nearly all software industry stocks including standout detractors Manhattan Associates and HubSpot (purchased during the period).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (2/25/2020)
Franklin Disruptive Commerce ETF (NAV)	6.17	10.13	6.55
Russell 3000 Index	7.22	18.18	13.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 10,277,639
Holdings Count | $ / shares	71	[25]
Advisory Fees Paid, Amount	$ 58,513
Investment Company Portfolio Turnover	38.02%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$10,277,639
Total Number of Portfolio Holdings*	71
Total Management Fee Paid (based on a unitary fee)	$58,513
Portfolio Turnover Rate	38.02%
[25]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Dynamic Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	Franklin Dynamic Municipal Bond ETF
Class Name	Franklin Dynamic Municipal Bond ETF
Trading Symbol	FLMI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Dynamic Municipal Bond ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin Dynamic Municipal Bond ETF	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin Dynamic Municipal Bond ETF returned 3.97%. The Fund compares its performance to the Bloomberg Municipal 1-15 Year Index, which returned 1.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to the industrial development sector
↑	Security selection in special tax securities
↑	Security selection in health care-related bonds

Top detractors from performance:
↓	Overweight exposure to duration particularly in the 10 to 20 year portion of the muni yield curve
↓	Overweight exposure to the special tax segment

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (8/31/2017)
Franklin Dynamic Municipal Bond ETF (NAV)	3.97	2.83	2.52
Bloomberg Municipal Bond Index	1.22	1.07	1.79
Bloomberg Municipal 1-15 Year Index	1.57	1.26	1.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 610,889,363
Holdings Count | $ / shares	775	[26]
Advisory Fees Paid, Amount	$ 1,033,840
Investment Company Portfolio Turnover	49.83%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$610,889,363
Total Number of Portfolio Holdings*	775
Total Management Fee Paid (based on a unitary fee)	$1,033,840
Portfolio Turnover Rate	49.83%
[26]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Exponential Data ETF
Shareholder Report [Line Items]
Fund Name	Franklin Exponential Data ETF
Class Name	Franklin Exponential Data ETF
Trading Symbol	XDAT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Exponential Data ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Exponential Data ETF	$50	0.50%
[27]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin Exponential Data ETF returned -1.20%. The Fund compares its performance to the Russell 3000 Index, which returned 7.22% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The communication services sector contributed to absolute returns as T-Mobile U.S., Netflix (purchased during the period) and Meta Platforms posted strong one-year gains.
↑
In the financials sector, all five of the Fund’s capital markets industry stocks ended the year in positive territory, including robust returns for key contributors S&P Global (sold by period-end) and Tradeweb Markets (purchased during the period).

↑
Within the information technology (IT) sector, individual contributors included Arista Networks, a key contributor within communications equipment, along with software companies Fair Isaac, Palo Alto Networks, ServiceNow, Fortinet and CrowdStrike Holdings.

Top detractors from performance:
↓
After a strong start to the fiscal year, the Fund was impacted by waning investor enthusiasm for AI and data themes as some software firms, data analytics providers and AI developers missed earnings expectations, faced slower adoption, or encountered regulatory scrutiny. This weakness also suggested a lack of catalysts (e.g., blockbuster product launches or M&A) to drive momentum.

↓	IT services industry stocks were also impacted during the early 2025 selloff including MongoDB, Snowflake, Wix.com and Cloudflare.
↓
Software stocks barely advanced as Microsoft, AppLovin, GitLab, Confluent, Datadog detracted from absolute performance. A much smaller exposure to data-oriented health care sector companies also fared poorly as Dexcom (not held at period-end) and others traded substantially lower.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	Since Inception (1/12/2021)
Franklin Exponential Data ETF (NAV)	-1.20	-2.53
Russell 3000 Index	7.22	9.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,481,792
Holdings Count | $ / shares	59	[28]
Advisory Fees Paid, Amount	$ 28,696
Investment Company Portfolio Turnover	27.91%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$4,481,792
Total Number of Portfolio Holdings*	59
Total Management Fee Paid (based on a unitary fee)	$28,696
Portfolio Turnover Rate	27.91%
[28]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Focused Growth ETF
Shareholder Report [Line Items]
Fund Name	Franklin Focused Growth ETF
Class Name	Franklin Focused Growth ETF
Trading Symbol	FFOG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Focused Growth ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Focused Growth ETF	$56	0.55%
[29]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin Focused Growth ETF returned 2.92%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 7.76% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The consumer discretionary sector led with strong absolute returns driven by MercadoLibre and Amazon.com in the e-commerce space, and by Tesla in the automobiles industry.
↑
Sector-level gains were further supported by Costco Wholesale in consumer staples, Meta Platforms in communication services, Tradeweb Markets and Mastercard in financials, and Axon Enterprise in industrials.

↑
Information technology (IT) sector stocks had several outliers to the upside in both the semiconductor and semiconductor equipment industry, led by NVIDIA and Analog Devices, and in the software industry with ServiceNow, which contributed to absolute performance.

Top detractors from performance:
↓
IT sector stocks hindered overall results, pressured by widespread losses in the software industry, where core IT holdings Microsoft, Cadence Design Systems, AppLovin and Salesforce (not held at period-end) were the major absolute detractors.

↓
MongoDB (sold by period-end), Cloudflare (purchased during the period) within the IT services industry and ASML Holding, Broadcom (purchased during the period) and Advanced Micro Devices (sold by period-end) within the semiconductor industry also detracted from absolute performance.

↓
Health care sector holdings detracted from absolute performance mainly by positions in IDEXX Laboratories (sold by period-end), Danaher (also sold), Thermo Fisher Scientific and Natera (purchased during the period).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (4/13/2016)
Franklin Focused Growth ETF (NAV)	2.92	16.32	16.02
Russell 3000 Index	7.22	18.18	13.14
Russell 1000 Growth Index	7.76	20.09	16.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 108,187,383
Holdings Count | $ / shares	31	[30]
Advisory Fees Paid, Amount	$ 585,856
Investment Company Portfolio Turnover	30.04%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$108,187,383
Total Number of Portfolio Holdings*	31
Total Management Fee Paid (based on a unitary fee)	$585,856
Portfolio Turnover Rate	30.04%
[30]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Genomic Advancements ETF
Shareholder Report [Line Items]
Fund Name	Franklin Genomic Advancements ETF
Class Name	Franklin Genomic Advancements ETF
Trading Symbol	HELX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Genomic Advancements ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin Genomic Advancements ETF	$46	0.50%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin Genomic Advancements ETF returned -17.67%. The Fund compares its performance to the Russell 3000 Index, which returned 7.22% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Among the Fund’s eight industry allocations, the overall advance in pharmaceuticals was aided foremost by key contributors AstraZeneca and Eli Lilly. In the fertilizers and agricultural chemicals industry, a solitary position in Corteva was among the portfolio’s largest contributors to absolute performance.

↑
Natera, Insmed, Alnylam Pharmaceuticals, Vertex Pharmaceuticals, Avid Bioservices (sold by period-end) and BridgeBio Pharma in biotechnology also contributed at the industry level to absolute performance.

↑	Samsung Biologics within the life sciences tools and services industry, contributed to absolute performance.

Top detractors from performance:
↓
Bruker, Sartorius, Medpace Holdings, Charles River Laboratories and Icon in the life sciences tools and services industry were notable detractors from absolute performance. A combination of macroeconomic pressures, industry-specific challenges and shifting investor sentiment was behind the lackluster performance.

↓
Rocket Pharmaceuticals, Sarepta Therapeutics, 4D Molecular Therapeutics, Moderna (sold by period-end) and Voyager Therapeutics detracted from absolute performance in the biotechnology industry; most of these companies faced financing difficulties, clinical trial setbacks and/or regulatory turbulence.

↓	Schrodinger in health care technology, Cadence Design Systems in application software, and Guardant Health in health care services also detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (2/25/2020)
Franklin Genomic Advancements ETF (NAV)	-17.67	3.69	1.57
Russell 3000 Index	7.22	18.18	13.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 10,787,111
Holdings Count | $ / shares	70	[31]
Advisory Fees Paid, Amount	$ 53,386
Investment Company Portfolio Turnover	32.60%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$10,787,111
Total Number of Portfolio Holdings*	70
Total Management Fee Paid (based on a unitary fee)	$53,386
Portfolio Turnover Rate	32.60%
[31]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin High Yield Corporate ETF
Shareholder Report [Line Items]
Fund Name	Franklin High Yield Corporate ETF
Class Name	Franklin High Yield Corporate ETF
Trading Symbol	FLHY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin High Yield Corporate ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin High Yield Corporate ETF	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin High Yield Corporate ETF returned 7.16%. The Fund compares its performance to the ICE BofA U.S. High Yield Constrained Index, which returned 7.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Ratings-quality tilt
↑	Security selection in finance, chemical and industrial segments
↑	Underweight allocation to retail and packaging industries and overweight to health care

Top detractors from performance:
↓	Underweight allocation to media cable and wired industries and overweight to industrials
↓	Security selection in the health care, automotive and building industries

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (5/30/2018)
Franklin High Yield Corporate ETF (NAV)	7.16	7.27	5.51
Bloomberg U.S. Aggregate Index	4.88	-0.40	1.63
ICE BofA U.S. High Yield Constrained Index	7.60	7.20	4.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 614,552,493
Holdings Count | $ / shares	264	[32]
Advisory Fees Paid, Amount	$ 1,866,360
Investment Company Portfolio Turnover	27.14%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$614,552,493
Total Number of Portfolio Holdings*	264
Total Management Fee Paid (based on a unitary fee)	$1,866,360
Portfolio Turnover Rate	27.14%
[32]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Bryant Dieffenbacher, CFA was added as a portfolio manager of the Fund and Thomas Runkel and Pururav Thoutireddy stepped down as portfolio managers of the Fund.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Income Equity Focus ETF
Shareholder Report [Line Items]
Fund Name	Franklin Income Equity Focus ETF
Class Name	Franklin Income Equity Focus ETF
Trading Symbol	INCE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Income Equity Focus ETF (previously known as Franklin U.S. Low Volatility ETF) for the period April 1, 2024, to March 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin Income Equity Focus ETF	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin Income Equity Focus ETF returned 7.33%. The Fund compares its performance to the MSCI USA High Dividend Yield Index and the S&P 500 Index, which returned 7.93% and 8.25%, respectively, for the same period. The Fund previously compared its performance to the Russell 1000 Index, which returned 7.82% for the same period. Effective May 31, 2024, the MSCI USA High Dividend Yield Index replaced the Russell 1000 Index as the Fund’s benchmark to better align with the Fund’s principal investment strategy.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The financials, utilities, and industrials sectors led absolute performance during the period.
↑	On an individual issuer basis, returns were driven by Philip Morris International, Southern and Morgan Stanley.
↑	Relative returns benefited from stock selection and underweight positioning within the energy and industrials sectors, in addition to an overweight allocation within real estate.

Top detractors from performance:
↓	Within the Fund’s equity allocation, returns were hindered by the materials sector.
↓	Microchip Technology, Albemarle, and Freeport-McMoRan were among the Fund’s leading detractors.
↓
Stock selection within the information technology sector, as well as an overweight allocation to materials, weakened relative returns. Moreover, underweight positioning and selection within the health care sector detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (9/20/2016)
Franklin Income Equity Focus ETF (NAV)	7.33	15.17	12.18
Russell 3000 Index	7.22	18.18	13.30
MSCI USA High Dividend Yield Index†	7.93	13.58	9.78
S&P 500 Index	8.25	18.60	13.93
Russell 1000 Index	7.82	18.47	13.69
[33]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 31, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 92,832,596
Holdings Count | $ / shares	77	[34]
Advisory Fees Paid, Amount	$ 295,386
Investment Company Portfolio Turnover	25.97%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$92,832,596
Total Number of Portfolio Holdings*	77
Total Management Fee Paid (based on a unitary fee)	$295,386
Portfolio Turnover Rate	25.97%
[34]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 31, 2024 (the “Effective Date”), the Fund’s name was changed from Franklin U.S. Low Volatility ETF to Franklin Income Equity Focus ETF. In addition, the Fund’s ticker symbol was changed from “FLLV” to “INCE.”
On the Effective Date, the Fund changed its investment goal to seek income and capital appreciation with an emphasis on lower volatility.
In addition, the Fund changed its 80% investment policy to invest, under normal market conditions, at least 80% of its net assets in equity securities, and in derivatives and other instruments that have economic characteristics and provide investment exposure similar to equity securities. The Fund’s principal investment strategies also changed such that the Fund seeks income by investing in equity securities and equity-related instruments, including common stocks with dividend yields that the Fund’s investment manager believes are attractive, while seeking capital appreciation and a lower level of volatility than the broader equity market as measured by the S&P 500® Index. In addition, the Fund is permitted to invest up to 50% of its assets in equity-linked notes and up to 25% of its assets in foreign securities, either directly or through depositary receipts.
In connection with the changes to the Fund’s principal investment strategies and 80% investment policy, disclosure was added for the Fund to reflect the additional principal risks of investing in equity-linked notes, dividend-oriented companies, derivative instruments, foreign securities, value style investing, convertible securities and strategy-specific risks. The principal risks of investing in mid-capitalization companies and using quantitative screening techniques and volatility strategies were removed for the Fund.
Also on the Effective Date, Brendan Circle, CFA and Edward D. Perks, CFA were added as portfolio managers of the Fund.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Income Focus ETF
Shareholder Report [Line Items]
Fund Name	Franklin Income Focus ETF
Class Name	Franklin Income Focus ETF
Trading Symbol	INCM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Income Focus ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Income Focus ETF	$39	0.38%
[35]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin Income Focus ETF returned 7.85%. The Fund compares its performance to the Blended Benchmark†, which returned 7.09% for the same period. The Fund previously compared its performance to the Blended 50% Standard & Poor’s 500 (S&P 500) Index + 50% Bloomberg U.S. Aggregate Index††, which returned 6.71% for the same period. Effective January 1, 2025, the new blended benchmark replaced the prior blended benchmark as the Fund’s investment manager believes the new blended benchmark better reflects the investment universe of INCM and is a better measure for performance comparison purposes.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
U.S. Treasuries (UST), along with the health care, industrials, and financials sectors, led absolute fixed income returns. Community Health Systems and Bausch Health were the top contributors within health care, while CommScope Holding assisted returns within information technology (IT).

↑
Among equities, returns were driven by S&P 500 index-linked notes, as well as the financials, utilities, and industrials sectors. On an individual issuer basis, Philip Morris International and JPMorgan Chase added value.

↑	Underweight fixed income allocation to securitized products and USTs assisted relative results. Equity returns benefited from selection and an underweight allocation to industrials.

Top detractors from performance:
↓	Among the Fund’s fixed income allocation, DexKo Global and Claritev weakened returns within the consumer discretionary and health care sectors, respectively.
↓	Equity returns were hindered by performance within the materials and IT sectors. By issuer, Intel, Albemarle, and Merck were the leading detractors during the period.
↓
Relative fixed income returns were weakened by overweight allocations to the health care and consumer discretionary sectors. Stock selection and underweight allocations to the IT and consumer discretionary sectors detracted from equity returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	Since Inception (6/6/2023)
Franklin Income Focus ETF (NAV)	7.85	8.96
Russell 3000 Index	7.22	16.89
Bloomberg U.S. Aggregate Index	4.88	3.99
Blended Benchmark†	7.09	10.69
Blended 50% S&P 500 Index + 50% Bloomberg U.S. Aggregate Index††,†††	6.71	10.81
[36],[37],[38]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 561,442,953
Holdings Count | $ / shares	285	[39]
Advisory Fees Paid, Amount	$ 1,283,288
Investment Company Portfolio Turnover	68.09%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$561,442,953
Total Number of Portfolio Holdings*	285
Total Management Fee Paid (based on a unitary fee)	$1,283,288
Portfolio Turnover Rate	68.09%
[39]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 1, 2025, the Fund increased its ability to invest in equity-linked notes. Effective August 1, 2024 the Fund no longer invests in futures on equity securities and equity indices, and options on equity index futures and equity volatility futures and equity index linked notes as a principal strategy.
Risk disclosure related to the reduction of such instruments was removed from the principal investment risks.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Intelligent Machines ETF
Shareholder Report [Line Items]
Fund Name	Franklin Intelligent Machines ETF
Class Name	Franklin Intelligent Machines ETF
Trading Symbol	IQM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Intelligent Machines ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin Intelligent Machines ETF	$49	0.50%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin Intelligent Machines ETF returned -2.79%. The Fund compares its performance to the Russell 3000 Index, which returned 7.22% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Industrials sector holdings contributed to absolute performance, led by Axon Enterprise in the aerospace and defense industry, Siemens Energy in electrical equipment, and Valmont Industries in construction and engineering.

↑
Health care sector holdings contributed to absolute performance with double digit gains for robotic surgery specialist Intuitive Surgical and PROCEPT BioRobotics in the health care equipment and supplies industry.

↑
Information Technology (IT) sector key contributors to absolute performance included tech bellwether Apple; NVIDIA, Taiwan Semiconductor Manufacturing in the semiconductors and semiconductor equipment industry; and Altair Engineering (sold by period-end), Palantir Technologies (purchased during the period), Constellation Software and Descartes Systems Group in software.

Top detractors from performance:
↓
The Fund’s overall decline stemmed from a combination of broader market dynamics and sector-specific challenges, including fading enthusiasm for tech innovation and AI plays, macroeconomic and geopolitical (trade) headwinds, pockets of weaker-than-expected earnings, and constrained financing for some portfolio companies. High interest rates and elevated bond yields also played a role as the Fund invests in many growth-oriented firms with high capital needs and long timelines to profitability.

↓
The largest absolute detractors in the IT sector included ASML Holding, Advanced Micro Devices, Entegris, Applied Materials and Marvell Technology in semiconductors and semiconductor equipment. In the software industry, most holdings sold off including Synopsys and Cadence Design Systems, both of which provide electronic design automation software tools.

↓
Celestica, Zebra Technologies (not held at period-end) in the electronic equipment, instruments and components industry and Arista Networks, a newly initiated position in the communications equipment industry, also detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (2/25/2020)
Franklin Intelligent Machines ETF (NAV)	-2.79	22.42	17.48
Russell 3000 Index	7.22	18.18	13.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 25,526,252
Holdings Count | $ / shares	67	[40]
Advisory Fees Paid, Amount	$ 131,248
Investment Company Portfolio Turnover	44.12%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$25,526,252
Total Number of Portfolio Holdings*	67
Total Management Fee Paid (based on a unitary fee)	$131,248
Portfolio Turnover Rate	44.12%
[40]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On August 1, 2024, disclosure was added to the Fund’s principal risks to reflect the risks associated with securities in the semiconductors and semiconductor equipment industries and the software industry.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin International Aggregate Bond ETF
Shareholder Report [Line Items]
Fund Name	Franklin International Aggregate Bond ETF
Class Name	Franklin International Aggregate Bond ETF
Trading Symbol	FLIA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Aggregate Bond ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin International Aggregate Bond ETF	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin International Aggregate Bond ETF returned 2.91%. The Fund compares its performance to the Bloomberg Global Aggregate ex-USD Index Hedged USD, which returned 4.19% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Duration positioning in Japanese bonds
↑	Security selection in Italian government bonds
↑	Overweight allocation to the Swedish market

Top detractors from performance:
↓	Duration positioning in eurozone bonds
↓	Overweight allocation to the U.S. market
↓	Duration positioning in Mexican bonds
Use of derivatives and the impact on performance:
The Fund utilized currency forwards to hedge the portfolio, as it is benchmarked against a US-dollar-hedged index, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (5/30/2018)
Franklin International Aggregate Bond ETF (NAV)	2.91	0.35	0.84
Bloomberg Global Aggregate Index	3.05	-1.38	-0.08
Bloomberg Global Aggregate ex-USD Index Hedged USD	4.19	0.87	2.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 625,492,295
Holdings Count | $ / shares	77	[41]
Advisory Fees Paid, Amount	$ 1,436,468
Investment Company Portfolio Turnover	19.26%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$625,492,295
Total Number of Portfolio Holdings*	77
Total Management Fee Paid (based on a unitary fee)	$1,436,468
Portfolio Turnover Rate	19.26%
[41]
Holdings [Text Block]

Portfolio Composition*	% of Total Investments
Foreign Government and Agency Securities	96.1%
Corporate Bonds & Notes	2.4%
Short-Term Investments	1.5%

Geographic Composition*	% of Total Investments
Europe	43.3%
Asia	43.3%
Supranationals	5.5%
Australia & New Zealand	2.7%
North America	1.8%
Latin America & Caribbean	1.1%
Middle East & Africa	0.8%
Short-Term Investments	1.5%
[42]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On August 1, 2024, disclosure was added to the Fund’s principal risks to reflect the risks associated with European and Chinese securities.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Investment Grade Corporate ETF
Shareholder Report [Line Items]
Fund Name	Franklin Investment Grade Corporate ETF
Class Name	Franklin Investment Grade Corporate ETF
Trading Symbol	FLCO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Investment Grade Corporate ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin Investment Grade Corporate ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin Investment Grade Corporate ETF returned 4.85%. The Fund compares its performance to the Bloomberg U.S. Corporate - Investment Grade Index, which returned 4.90% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security Selection in banking-related bonds
↑	Security Selection in insurance securities
↑	Underweight to the information technology sector

Top detractors from performance:
↓	Overweight U.S. Treasury Bonds
↓	Exposure to the two- to five-year portion of the yield curve
↓	Exposure to the 30-year portion of the yield curve

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (10/3/2016)
Franklin Investment Grade Corporate ETF (NAV)	4.85	1.35	1.85
Bloomberg U.S. Aggregate Index	4.88	-0.40	1.18
Bloomberg U.S. Corporate - Investment Grade Index	4.90	1.51	2.17

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 13, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 564,838,821
Holdings Count | $ / shares	208	[43]
Advisory Fees Paid, Amount	$ 1,668,546
Investment Company Portfolio Turnover	47.04%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$564,838,821
Total Number of Portfolio Holdings*	208
Total Management Fee Paid (based on a unitary fee)	$1,668,546
Portfolio Turnover Rate	47.04%
[43]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, George Bailey, CFA, Andrew C. Benson and Michael Cho, CFA were added as portfolio managers of the Fund and Shawn Lyons, Thomas Runkel, and Pururav Thoutireddy stepped down as portfolio managers of the Fund. Effective December 13, 2024, George Bailey, CFA stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Municipal Green Bond ETF
Shareholder Report [Line Items]
Fund Name	Franklin Municipal Green Bond ETF
Class Name	Franklin Municipal Green Bond ETF
Trading Symbol	FLMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Municipal Green Bond ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin Municipal Green Bond ETF	$30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin Municipal Green Bond ETF returned 1.45%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 1.22% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight industrial revenue-related issues
↑	Security selection in education bonds
↑	Security selection in special tax securities

Top detractors from performance:
↓	Overweight duration exposure particularly in the 10 to 20 year portion of the muni yield curve
↓	Security selection within the utility sector
↓	Security selection in industrial revenue-related issues

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (8/31/2017)
Franklin Municipal Green Bond ETF (NAV)	1.45	0.68	1.85
Bloomberg Municipal Bond Index	1.22	1.07	1.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 98,630,101
Holdings Count | $ / shares	121	[44]
Advisory Fees Paid, Amount	$ 319,740
Investment Company Portfolio Turnover	23.53%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$98,630,101
Total Number of Portfolio Holdings*	121
Total Management Fee Paid (based on a unitary fee)	$319,740
Portfolio Turnover Rate	23.53%
[44]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Senior Loan ETF
Shareholder Report [Line Items]
Fund Name	Franklin Senior Loan ETF
Class Name	Franklin Senior Loan ETF
Trading Symbol	FLBL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Senior Loan ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Senior Loan ETF	$46	0.45%
[45]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin Senior Loan ETF Fund returned 6.01%. The Fund compares its performance to the Morningstar LSTA U.S. Leveraged Loan 100 Index, which returned 7.06% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight allocation in the information technology industry contributed to relative performance.
↑	Underweight in upper-tier loans relative to the benchmark.

Top detractors from performance:
↓	Overweight in the land transportation segment and underweight in the wireless communication, financial and cable/wireless video segments.
↓	Security selection in health care, land transportation and chemical issuers.
↓	Underweight in lower-tier loans relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (5/30/2018)
Franklin Senior Loan ETF (NAV)	6.01	6.92	4.77
Bloomberg U.S. Aggregate Index	4.88	-0.40	1.63
Morningstar LSTA U.S. Leveraged Loan 100 Index	7.06	7.72	5.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,067,207,110
Holdings Count | $ / shares	290	[46]
Advisory Fees Paid, Amount	$ 2,814,465
Investment Company Portfolio Turnover	12.68%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,067,207,110
Total Number of Portfolio Holdings*	290
Total Management Fee Paid (based on a unitary fee)	$2,814,465
Portfolio Turnover Rate	12.68%
[46]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Systematic Style Premia ETF
Shareholder Report [Line Items]
Fund Name	Franklin Systematic Style Premia ETF
Class Name	Franklin Systematic Style Premia ETF
Trading Symbol	FLSP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Systematic Style Premia ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Systematic Style Premia ETF	$63	0.62%
[47]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin Systematic Style Premia ETF returned 3.86%. The Fund compares its performance to the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 4.97% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The long-short single stock equities strategy and positive exposure to the Momentum factor was a key driver of gains. The Quality factor also bolstered performance. The portfolio was long lower-volatility stocks and short in exposure to higher-volatility stocks, which also contributed to returns.

↑
Foreign exchange (FX) was a notable contributor, as long positioning in the U.S. dollar—especially against the Canadian dollar, the Australian dollar, Czech crown and the Hungarian forint—outweighed some detraction from U.S. dollar shorts against the Brazilian real and the South African rand, and shorts against the New Zealand dollar.

↑
The equity index futures strategy contributed meaningfully, led by long positions in the IBEX 35 Index (Spain) and the FTSE/JSE Top 40 Index (South Africa), as well as short positioning against the CAC 40 Index (France).

Top detractors from performance:
↓	The commodities sub-strategy was a key detractor. Broad commodity indexes rose during the period, led higher by surging gold prices, which repeatedly set record highs.
↓
The largest single-stock detractors included long positions in semiconductor equipment firm Applied Materials, refiner Marathon Petroleum, cloud-based software firm Salesforce and integrated downstream energy firm Phillips 66.

↓
Within the long-short single stock equities strategy, the Value factor weighed modestly on returns. High exposure to stocks with high earnings yields had a negative impact as risk-on investor sentiment dominated across much of the period.

Use of derivatives and the impact on performance:
The Fund utilized interest rate futures, FX forwards and equity index futures contracts to positively position the portfolio and minimize risk in accordance with the Fund’s strategy. The use of these derivatives contributed to performance. The Fund also utilized commodity futures contracts for the same purpose, however use of these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (12/18/2019)
Franklin Systematic Style Premia ETF (NAV)	3.86	3.96	2.26
Russell 3000 Index	7.22	18.18	12.30
Bloomberg U.S. Aggregate Index	4.88	-0.40	0.26
ICE BofA U.S. 3-Month Treasury Bill Index	4.97	2.56	2.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 03, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 312,747,473
Holdings Count | $ / shares	380	[48]
Advisory Fees Paid, Amount	$ 1,404,564
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$312,747,473
Total Number of Portfolio Holdings*	380
Total Management Fee Paid (based on a unitary fee)	$1,404,564
Portfolio Turnover Rate	88.00%
[48]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 3, 2024, K2/D&S Management Co., L.L.C., was appointed as the sub-advisor to the Fund.
In addition, effective June 3, 2024, Robert Christian was added as a co-lead portfolio manager of the Fund.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Core Bond ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Core Bond ETF
Class Name	Franklin U.S. Core Bond ETF
Trading Symbol	FLCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Core Bond ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Core Bond ETF	$15	0.15%
[49]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31,2025, Franklin U.S. Core Bond ETF returned 4.99%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 4.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to and security selection in investment-grade corporate bonds
↑	Overweight exposure to agency mortgage-backed securities
↑	Exposure to commercial mortgage-backed securities

Top detractors from performance:
↓	Overweight to the two- and five-year portions of the U.S. Treasury yield curve
↓	Underweight to the 10-year portion of the U.S. Treasury yield curve

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (9/17/2019)
Franklin U.S. Core Bond ETF (NAV)	4.99	-0.25	0.33
Bloomberg U.S. Aggregate Index	4.88	-0.40	0.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,426,517,051
Holdings Count | $ / shares	396	[50]
Advisory Fees Paid, Amount	$ 3,127,591
Investment Company Portfolio Turnover	35.11%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,426,517,051
Total Number of Portfolio Holdings*	396
Total Management Fee Paid (based on a unitary fee)	$3,127,591
Portfolio Turnover Rate	35.11%
[50]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Michael V. Salm was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Treasury Bond ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Treasury Bond ETF
Class Name	Franklin U.S. Treasury Bond ETF
Trading Symbol	FLGV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Treasury Bond ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Treasury Bond ETF	$9	0.09%
[51]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin U.S. Treasury Bond ETF returned 4.58%. The Fund compares its performance to the Bloomberg U.S. Treasury Index, which returned 4.51% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to the five-year portion of the U.S. Treasury (UST) yield curve
↑	Overweight exposure to the 20-year portion of the UST yield curve
↑	Out-of-Index exposure to U.S. Treasury Inflation-Protected Securities (TIPS)

Top detractors from performance:
↓	Underweight exposure to UST with 30- or more-years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	Since Inception (6/9/2020)
Franklin U.S. Treasury Bond ETF (NAV)	4.58	-1.31
Bloomberg U.S. Aggregate Index	4.88	-0.85
Bloomberg U.S. Treasury Index	4.51	-1.61

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 964,368,945
Holdings Count | $ / shares	29	[52]
Advisory Fees Paid, Amount	$ 729,132
Investment Company Portfolio Turnover	133.96%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$964,368,945
Total Number of Portfolio Holdings*	29
Total Management Fee Paid (based on a unitary fee)	$729,132
Portfolio Turnover Rate	133.96%
[52]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2024, principal risk disclosure was added for the Fund regarding the risks associated with inflation-indexed securities. Also effective August 1, 2024, portfolio turnover risk was removed as a principal risk of the Fund.
Effective September 30, 2024, Michael V. Salm was added as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Ultra Short Bond ETF
Shareholder Report [Line Items]
Fund Name	Franklin Ultra Short Bond ETF
Class Name	Franklin Ultra Short Bond ETF
Trading Symbol	FLUD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Ultra Short Bond ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Ultra Short Bond ETF	$14	0.14%
[53]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin Ultra Short Bond ETF returned 5.39%. The Fund compares its performance to the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 4.97% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Investment-grade (IG) corporate holdings in the banking industry contributed to relative performance
↑	IG holdings in consumer non-cyclical and cyclical segments
↑	IG holdings in insurance and electric industries

Top detractors from performance:
↓	Overweight allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	Since Inception (7/14/2020)
Franklin Ultra Short Bond ETF (NAV)	5.39	2.92
Bloomberg U.S. Aggregate Index	4.88	-1.17
ICE BofA U.S. 3-Month Treasury Bill Index	4.97	2.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 09, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 101,261,419
Holdings Count | $ / shares	254	[54]
Advisory Fees Paid, Amount	$ 36,748
Investment Company Portfolio Turnover	21.84%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$101,261,419
Total Number of Portfolio Holdings*	254
Total Management Fee Paid (based on a unitary fee)	$36,748
Portfolio Turnover Rate	21.84%
[54]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 9, 2024, the Fund changed its principal investment strategies to remove references to the Fund principally investing in mortgage- and asset-backed securities, collateralized debt obligations, inflation-indexed securities, securities purchased or sold on a delayed delivery or forward commitment basis through the “to-be-announced” market, and derivative instruments.
In connection with the changes to the Fund’s principal investment strategies, effective December 9, 2024, the Fund is no longer subject to the principal risks of investing in mortgage- and asset-backed securities, collateralized debt obligations, inflation-indexed securities, derivative instruments, extension, prepayment, and when-issued and delayed delivery transactions.
Effective September 30, 2024, Andrew C. Benson, Joanne Driscoll, CFA, and Michael J. Lima were added as portfolio managers of the Fund and Shawn Lyons, CFA, Thomas Runkel, CFA, Kent Burns, CFA, and Johnson Ng, CFA stepped down as portfolio managers of the Fund.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Asia Ex Japan ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Asia Ex Japan ETF
Class Name	Franklin FTSE Asia Ex Japan ETF
Trading Symbol	FLAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE Asia Ex Japan ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Asia Ex Japan ETF	$20	0.19%
[55]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE Asia Ex Japan ETF returned 10.74%. The Fund compares its performance to the FTSE Asia ex Japan Capped Index-NR, which returned 11.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were financials, consumer discretionary and communication services.
↑	Individual holdings that lifted the Fund’s absolute return included Tencent Holdings, Alibaba Group Holding and Taiwan Semiconductor Manufacturing.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were energy, materials and information technology.
↓	Individual holdings that hindered the Fund’s absolute return included Samsung Electronics, Reliance Industries and Samsung SDI.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (2/6/2018)
Franklin FTSE Asia Ex Japan ETF (NAV)	10.74	7.49	2.21
FTSE Asia Pacific ex Japan Australia and New Zealand Index-NR	10.90	8.06	2.58
FTSE Asia ex Japan Capped Index-NR	11.23	8.05	2.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Net Assets	$ 28,082,180
Holdings Count | $ / shares	1,530	[56]
Advisory Fees Paid, Amount	$ 55,218
Investment Company Portfolio Turnover	4.50%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$28,082,180
Total Number of Portfolio Holdings*	1,530
Total Management Fee Paid (based on a unitary fee)	$55,218
Portfolio Turnover Rate	4.50%
[56]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Australia ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Australia ETF
Class Name	Franklin FTSE Australia ETF
Trading Symbol	FLAU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE Australia ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Australia ETF	$9	0.09%
[57]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE Australia ETF returned -2.25%. The Fund compares its performance to the FTSE Australia Capped Index-NR, which returned -2.24% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were financials, industrials and consumer discretionary.
↑	Individual holdings that lifted the Fund’s absolute return included Commonwealth Bank of Australia, Westpac Banking and Aristocrat Leisure.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were materials, health care and energy.
↓	Individual holdings that hindered the Fund’s absolute return included BHP Group, CSL and Fortescue.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Australia ETF (NAV)	-2.25	14.06	5.15
FTSE Australia Index-NR	-2.24	14.08	5.14
FTSE Australia Capped Index-NR	-2.24	14.08	5.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Net Assets	$ 57,367,173
Holdings Count | $ / shares	106	[58]
Advisory Fees Paid, Amount	$ 45,372
Investment Company Portfolio Turnover	6.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$57,367,173
Total Number of Portfolio Holdings*	106
Total Management Fee Paid (based on a unitary fee)	$45,372
Portfolio Turnover Rate	6.07%
[58]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On August 1, 2024, the Fund’s principal investment strategies were revised to reflect the Underlying Index’s (and therefore the Fund’s) decreased exposure to the materials sector. Also, effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Related disclosure regarding the risks of concentration in the materials sector was removed as a principal risk of the Fund and disclosure describing the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Brazil ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Brazil ETF
Class Name	Franklin FTSE Brazil ETF
Trading Symbol	FLBR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE Brazil ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Brazil ETF	$18	0.19%
[59]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE Brazil ETF returned -10.19%. The Fund compares its performance to the FTSE Brazil Capped Index-NR, which returned -9.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The only sector that contributed to the Fund’s absolute performance was information technology.
↑	Individual holdings that lifted the Fund’s absolute return included Embraer, JBS, and Petroleo Brasileiro.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were materials, financials and consumer staples.
↓	Individual holdings that hindered the Fund’s absolute return included Vale, Localiza Rent A Car, and Raia Drogasil.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (11/3/2017)
Franklin FTSE Brazil ETF (NAV)	-10.19	10.74	0.93
FTSE Brazil Index-NR	-9.88	11.09	1.15
FTSE Brazil Capped Index-NR	-9.88	11.09	1.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Net Assets	$ 175,516,021
Holdings Count | $ / shares	82	[60]
Advisory Fees Paid, Amount	$ 307,802
Investment Company Portfolio Turnover	13.55%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$175,516,021
Total Number of Portfolio Holdings*	82
Total Management Fee Paid (based on a unitary fee)	$307,802
Portfolio Turnover Rate	13.55%
[60]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Canada ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Canada ETF
Class Name	Franklin FTSE Canada ETF
Trading Symbol	FLCA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE Canada ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Canada ETF	$9	0.09%
[61]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE Canada ETF returned 9.67%. The Fund compares its performance to the FTSE Canada Capped Index-NR, which returned 9.46% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were financials, materials and energy.
↑	Individual holdings that lifted the Fund’s absolute return included Agnico Eagle Mines, Royal Bank of Canada and Enbridge.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were industrials, information technology and consumer discretionary.
↓	Individual holdings that hindered the Fund’s absolute return included Canadian National Railway, Canadian Pacific Kansas City and Canadian Natural Resources.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Canada ETF (NAV)	9.67	16.53	8.12
FTSE Canada Index-NR	9.46	16.26	7.87
FTSE Canada Capped Index-NR	9.46	16.26	7.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Net Assets	$ 398,979,963
Holdings Count | $ / shares	52	[62]
Advisory Fees Paid, Amount	$ 361,965
Investment Company Portfolio Turnover	3.53%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$398,979,963
Total Number of Portfolio Holdings*	52
Total Management Fee Paid (based on a unitary fee)	$361,965
Portfolio Turnover Rate	3.53%
[62]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE China ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE China ETF
Class Name	Franklin FTSE China ETF
Trading Symbol	FLCH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE China ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE China ETF	$23	0.19%
[63]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE China ETF returned 39.30%. The Fund compares its performance to the FTSE China Capped Index-NR, which returned 39.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most from the Fund’s absolute performance were consumer discretionary, communication services and financials.
↑	Individual holdings that lifted the Fund’s absolute return included Tencent Holdings, Alibaba Group Holding and Xiaomi.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were energy and consumer staples.
↓	Individual holdings that hindered the Fund’s absolute return included New Oriental Education & Technology Group, Li Auto and Baidu.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE China ETF (NAV)	39.30	1.34	-0.16
FTSE China Index-NR	39.38	1.51	-0.02
FTSE China Capped Index-NR	39.57	1.51	0.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Net Assets	$ 173,977,828
Holdings Count | $ / shares	954	[64]
Advisory Fees Paid, Amount	$ 252,128
Investment Company Portfolio Turnover	9.30%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$173,977,828
Total Number of Portfolio Holdings*	954
Total Management Fee Paid (based on a unitary fee)	$252,128
Portfolio Turnover Rate	9.30%
[64]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Europe ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Europe ETF
Class Name	Franklin FTSE Europe ETF
Trading Symbol	FLEE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE Europe ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Europe ETF	$9	0.09%
[65]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE Europe ETF returned 7.31%. The Fund compares its performance to the FTSE Developed Europe Capped Index-NR, which returned 7.20% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were financials, industrials and utilities.
↑	Individual holdings that lifted the Fund’s absolute return included SAP, HSBC Holdings and Roche Holding.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were consumer discretionary, information technology and health care.
↓	Individual holdings that hindered the Fund’s absolute return included Novo Nordisk, ASML Holding and LVMH Moet Hennessy Louis Vuitton.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Europe ETF (NAV)	7.31	13.52	5.92
FTSE Developed Europe Index-NR	7.20	13.22	5.67
FTSE Developed Europe Capped Index-NR	7.20	13.22	5.67

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Net Assets	$ 85,934,295
Holdings Count | $ / shares	516	[66]
Advisory Fees Paid, Amount	$ 69,545
Investment Company Portfolio Turnover	6.56%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$85,934,295
Total Number of Portfolio Holdings*	516
Total Management Fee Paid (based on a unitary fee)	$69,545
Portfolio Turnover Rate	6.56%
[66]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Eurozone ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Eurozone ETF
Class Name	Franklin FTSE Eurozone ETF
Trading Symbol	FLEU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE Eurozone ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Eurozone ETF	$9	0.09%
[67]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE Eurozone ETF returned 7.41%. The Fund compares its performance to the FTSE Developed Eurozone Index-NR and the Linked FTSE Developed Eurozone Index-NR†, which both returned 7.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were financials, industrials and utilities.
↑	Individual holdings that lifted the Fund’s absolute return included SAP, Deutsche Telekom and Rheinmetall.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were consumer discretionary, information technology and consumer staples.
↓	Individual holdings that hindered the Fund’s absolute return included ASML Holding, LVMH Moet Hennessy Louis Vuitton and Stellantis.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Eurozone ETF (NAV)	7.41	14.39	8.14
FTSE Developed Eurozone Index-NR	7.23	14.24	5.40
Linked FTSE Developed Eurozone Index-NR†	7.23	14.24	8.03
[68]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Net Assets	$ 21,690,336
Holdings Count | $ / shares	268	[69]
Advisory Fees Paid, Amount	$ 18,547
Investment Company Portfolio Turnover	4.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$21,690,336
Total Number of Portfolio Holdings*	268
Total Management Fee Paid (based on a unitary fee)	$18,547
Portfolio Turnover Rate	4.22%
[69]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Germany ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Germany ETF
Class Name	Franklin FTSE Germany ETF
Trading Symbol	FLGR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE Germany ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Germany ETF	$10	0.09%
[70]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE Germany ETF returned 19.56%. The Fund compares its performance to the FTSE Germany Capped Index-NR, which returned 19.29% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most from the Fund’s absolute performance were financials, industrials and information technology.
↑	Individual holdings that lifted the Fund’s absolute return included SAP, Deutsche Telekom and Rheinmetall.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were consumer discretionary, health care and consumer staples.
↓	Individual holdings that hindered the Fund’s absolute return included Mercedes-Benz Group, Bayerische Motoren Werke and Bayer.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Germany ETF (NAV)	19.56	14.88	4.44
FTSE Germany Index-NR	19.29	14.56	4.24
FTSE Germany Capped Index-NR	19.29	14.56	4.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Net Assets	$ 27,496,501
Holdings Count | $ / shares	68	[71]
Advisory Fees Paid, Amount	$ 23,784
Investment Company Portfolio Turnover	3.49%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$27,496,501
Total Number of Portfolio Holdings*	68
Total Management Fee Paid (based on a unitary fee)	$23,784
Portfolio Turnover Rate	3.49%
[71]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Hong Kong ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Hong Kong ETF
Class Name	Franklin FTSE Hong Kong ETF
Trading Symbol	FLHK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE Hong Kong ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Hong Kong ETF	$10	0.09%
[72]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE Hong Kong ETF returned 14.95%. The Fund compares its performance to the FTSE Hong Kong Capped Index-NR, which returned 14.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most from the Fund’s absolute performance were financials, industrials and real estate.
↑	Individual holdings that lifted the Fund’s absolute return included Hong Kong Exchanges & Clearing, AIA Group and BOC Hong Kong Holdings.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were consumer discretionary, health care and materials.
↓	Individual holdings that hindered the Fund’s absolute return included Galaxy Entertainment Group, Sands China and Samsonite Group.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Hong Kong ETF (NAV)	14.95	1.26	-1.17
FTSE Hong Kong Index-NR	15.04	1.09	-1.25
FTSE Hong Kong Capped Index-NR	14.95	1.31	-1.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Net Assets	$ 12,626,892
Holdings Count | $ / shares	70	[73]
Advisory Fees Paid, Amount	$ 11,237
Investment Company Portfolio Turnover	60.79%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$12,626,892
Total Number of Portfolio Holdings*	70
Total Management Fee Paid (based on a unitary fee)	$11,237
Portfolio Turnover Rate	60.79%
[73]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE India ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE India ETF
Class Name	Franklin FTSE India ETF
Trading Symbol	FLIN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE India ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE India ETF	$19	0.19%
[74]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE India ETF returned 2.52%. The Fund compares its performance to the FTSE India Capped Index-NR, which returned 3.31% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were financials, materials and communication services.
↑	Individual holdings that lifted the Fund’s absolute return included HDFC Bank, Bharti Airtel and ICICI Bank.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were energy, information technology and utilities.
↓	Individual holdings that hindered the Fund’s absolute return included Reliance Industries, Tata Motors and Jio Financial Services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (2/6/2018)
Franklin FTSE India ETF (NAV)	2.52	19.68	7.57
FTSE India Index-NR	3.31	22.33	9.27
FTSE India Capped Index-NR	3.31	22.32	9.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Net Assets	$ 1,781,738,862
Holdings Count | $ / shares	259	[75]
Advisory Fees Paid, Amount	$ 2,921,081
Investment Company Portfolio Turnover	9.15%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,781,738,862
Total Number of Portfolio Holdings*	259
Total Management Fee Paid (based on a unitary fee)	$2,921,081
Portfolio Turnover Rate	9.15%
[75]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Japan ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Japan ETF
Class Name	Franklin FTSE Japan ETF
Trading Symbol	FLJP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE Japan ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Japan ETF	$9	0.09%
[76]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE Japan ETF returned -1.09%. The Fund compares its performance to the FTSE Japan Capped Index-NR, which returned -1.08% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most from the Fund’s absolute performance were financials, communication services and industrials.
↑	Individual holdings that lifted the Fund’s absolute return included Sony, Mitsubishi UFJ Financial and Hitachi.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were information technology, consumer discretionary and materials.
↓	Individual holdings that hindered the Fund’s absolute return included Toyota Motor, Tokyo Electron and Shin-Etsu Chemical.
Use of derivatives and the impact on performance:
The Fund utilized equity index futures contracts to enable more efficient cash management, which minimally detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Japan ETF (NAV)	-1.09	8.77	4.02
FTSE Japan Index-NR (USD)	-1.62	8.73	3.97
FTSE Japan Capped Index-NR	-1.08	8.73	3.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Net Assets	$ 2,064,075,104
Holdings Count | $ / shares	490	[77]
Advisory Fees Paid, Amount	$ 1,796,265
Investment Company Portfolio Turnover	4.26%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,064,075,104
Total Number of Portfolio Holdings*	490
Total Management Fee Paid (based on a unitary fee)	$1,796,265
Portfolio Turnover Rate	4.26%
[77]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Japan Hedged ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Japan Hedged ETF
Class Name	Franklin FTSE Japan Hedged ETF
Trading Symbol	FLJH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE Japan Hedged ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Japan Hedged ETF	$9	0.09%
[78]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE Japan Hedged ETF returned 2.58%. The Fund compares its performance to the FTSE Japan Capped Hedged Index-NR, which returned 2.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most from the Fund’s absolute performance were financials, communication services and industrials.
↑	Individual holdings that lifted the Fund’s absolute return included Sony Group, Mitsubishi UFJ Financial Group and Hitachi.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were information technology, consumer discretionary and materials.
↓	Individual holdings that hindered the Fund’s absolute return included Toyota Motor, Tokyo Electron and Shin-Etsu Chemical.
Use of derivatives and the impact on performance:
The Fund utilized equity index futures contracts to enable more efficient cash management, which minimally detracted from performance. Currency forwards were used in accordance with the Fund target benchmark to reduce risk and minimize FX impact in returns, which detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Japan Hedged ETF (NAV)	2.58	19.28	10.58
FTSE Japan Index-NR	-2.79	16.06	7.86
FTSE Japan Capped Hedged Index-NR	2.49	19.28	10.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Net Assets	$ 85,384,002
Holdings Count | $ / shares	494	[79]
Advisory Fees Paid, Amount	$ 65,382
Investment Company Portfolio Turnover	22.39%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$85,384,002
Total Number of Portfolio Holdings*	494
Total Management Fee Paid (based on a unitary fee)	$65,382
Portfolio Turnover Rate	22.39%
[79]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Latin America ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Latin America ETF
Class Name	Franklin FTSE Latin America ETF
Trading Symbol	FLLA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE Latin America ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Latin America ETF	$18	0.19%
[80]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE Latin America ETF returned -12.60%. The Fund compares its performance to the FTSE Latin America Capped Index-NR, which returned -12.53% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The only sector that contributed to the Fund’s absolute performance was information technology.
↑	Individual holdings that lifted the Fund’s absolute return included Embraer, JBS and Petroleo Brasileiro.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were materials, consumer staples and financials.
↓	Individual holdings that hindered the Fund’s absolute return included Grupo Financiero Banorte, Vale and Wal-Mart de Mexico.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (10/9/2018)
Franklin FTSE Latin America ETF (NAV)	-12.60	11.69	0.74
FTSE Latin America Index	-12.02	12.45	1.38
FTSE Latin America Capped Index-NR	-12.53	11.90	0.91

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Net Assets	$ 29,076,958
Holdings Count | $ / shares	145	[81]
Advisory Fees Paid, Amount	$ 92,425
Investment Company Portfolio Turnover	14.31%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$29,076,958
Total Number of Portfolio Holdings*	145
Total Management Fee Paid (based on a unitary fee)	$92,425
Portfolio Turnover Rate	14.31%
[81]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On August 1, 2024, the Fund’s principal investment strategies were revised to reflect the Underlying Index’s (and therefore the Fund’s) increased exposure to the financial services sector.
Related disclosure regarding the risks of investing in the financial services sector, such as how changes in government regulation and changes in interest rates can impact financial services companies and the Fund, was added as a principal risk of the Fund.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Mexico ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Mexico ETF
Class Name	Franklin FTSE Mexico ETF
Trading Symbol	FLMX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE Mexico ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Mexico ETF	$17	0.19%
[82]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE Mexico ETF returned -23.44%. The Fund compares its performance to the FTSE Mexico Capped Index-NR, which returned -23.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The industrials was the only sector that contributed to the Fund’s absolute performance.
↑	Individual holdings that lifted the Fund’s absolute return included Grupo Aeroportuario del Pacifico, Industrias Penoles and Alfa.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were consumer staples, financials and communication services.
↓	Individual holdings that hindered the Fund’s absolute return included Grupo Financiero Banorte, Wal-Mart de Mexico and America Movil.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (11/3/2017)
Franklin FTSE Mexico ETF (NAV)	-23.44	15.25	2.96
FTSE Mexico Index-NR	-24.02	14.91	2.84
FTSE Mexico Capped Index-NR	-23.86	15.23	2.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Net Assets	$ 45,081,768
Holdings Count | $ / shares	37	[83]
Advisory Fees Paid, Amount	$ 139,450
Investment Company Portfolio Turnover	10.58%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$45,081,768
Total Number of Portfolio Holdings*	37
Total Management Fee Paid (based on a unitary fee)	$139,450
Portfolio Turnover Rate	10.58%
[83]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Saudi Arabia ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Saudi Arabia ETF
Class Name	Franklin FTSE Saudi Arabia ETF
Trading Symbol	FLSA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE Saudi Arabia ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Saudi Arabia ETF	$38	0.39%
[84]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE Saudi Arabia ETF returned -3.63%. The Fund compares its performance to the FTSE Saudi Arabia Capped Index-NR, which returned -3.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were financials, communication services and real estate.
↑	Individual holdings that lifted the Fund’s absolute return included Al Rajhi Bank, Saudi Telecom and Etihad Etisalat.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were materials, health care and energy.
↓	Individual holdings that hindered the Fund’s absolute return included Saudi Basic Industries, Saudi Arabian Oil and Bupa Arabia For Cooperative Insurance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (10/9/2018)
Franklin FTSE Saudi Arabia ETF (NAV)	-3.63	14.85	8.34
FTSE All World Index-NR	7.29	15.16	9.51
FTSE Saudi Arabia Capped Index-NR	-3.23	15.26	8.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Net Assets	$ 17,786,787
Holdings Count | $ / shares	67	[85]
Advisory Fees Paid, Amount	$ 69,956
Investment Company Portfolio Turnover	15.71%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$17,786,787
Total Number of Portfolio Holdings*	67
Total Management Fee Paid (based on a unitary fee)	$69,956
Portfolio Turnover Rate	15.71%
[85]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE South Korea ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE South Korea ETF
Class Name	Franklin FTSE South Korea ETF
Trading Symbol	FLKR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE South Korea ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE South Korea ETF	$8	0.09%
[86]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE South Korea ETF returned -17.50%. The Fund compares its performance to the FTSE South Korea Capped Index-NR, which returned -17.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	There were no sectors that contributed to the Fund’s absolute performance.
↑	Individual holdings that lifted the Fund’s absolute return included Hanwha Aerospace, Alteogen and Hanwha Ocean.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were information technology, materials and consumer discretionary.
↓	Individual holdings that hindered the Fund’s absolute return included Samsung Electronics, Samsung SDI and Posco Holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE South Korea ETF (NAV)	-17.50	4.89	-2.05
FTSE South Korea Index-NR	-20.51	4.32	-2.05
FTSE South Korea Capped Index-NR	-17.48	4.90	-2.07

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Net Assets	$ 116,687,771
Holdings Count | $ / shares	147	[87]
Advisory Fees Paid, Amount	$ 143,663
Investment Company Portfolio Turnover	25.57%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$116,687,771
Total Number of Portfolio Holdings*	147
Total Management Fee Paid (based on a unitary fee)	$143,663
Portfolio Turnover Rate	25.57%
[87]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Switzerland ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Switzerland ETF
Class Name	Franklin FTSE Switzerland ETF
Trading Symbol	FLSW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE Switzerland ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Switzerland ETF	$9	0.09%
[88]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE Switzerland ETF returned 10.22%. The Fund compares its performance to the FTSE Switzerland Capped Index-NR, which returned 9.73% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were health care, financials and consumer discretionary.
↑	Individual holdings that lifted the Fund’s absolute return included Roche, Novartis and Zurich Insurance Group.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were consumer staples, materials and communication services.
↓	Individual holdings that hindered the Fund’s absolute return included Nestle, Sika and Straumann.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (2/6/2018)
Franklin FTSE Switzerland ETF (NAV)	10.22	10.18	8.17
FTSE Switzerland Index-NR	10.43	9.22	7.54
FTSE Switzerland Capped Index-NR	9.73	9.75	7.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Net Assets	$ 49,748,850
Holdings Count | $ / shares	53	[89]
Advisory Fees Paid, Amount	$ 48,636
Investment Company Portfolio Turnover	10.82%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$49,748,850
Total Number of Portfolio Holdings*	53
Total Management Fee Paid (based on a unitary fee)	$48,636
Portfolio Turnover Rate	10.82%
[89]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Taiwan ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Taiwan ETF
Class Name	Franklin FTSE Taiwan ETF
Trading Symbol	FLTW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE Taiwan ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Taiwan ETF	$19	0.19%
[90]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE Taiwan ETF returned -1.01%. The Fund compares its performance to the FTSE Taiwan Capped Index-NR, which returned -0.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were financials, communication services and consumer staples.
↑	Individual holdings that lifted the Fund’s absolute return included Taiwan Semiconductor Manufacturing, Mediatek and Fubon Financial Holding.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were information technology, materials and consumer discetionary.
↓	Individual holdings that hindered the Fund’s absolute return included Quanta Computer, Unimicron Technology and Nan Ya Plastics.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Taiwan ETF (NAV)	-1.01	15.77	9.54
FTSE Taiwan Index-NR	-0.77	15.94	9.70
FTSE Taiwan Capped Index-NR	-0.77	15.94	9.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Net Assets	$ 302,455,505
Holdings Count | $ / shares	130	[91]
Advisory Fees Paid, Amount	$ 616,213
Investment Company Portfolio Turnover	195.53%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$302,455,505
Total Number of Portfolio Holdings*	130
Total Management Fee Paid (based on a unitary fee)	$616,213
Portfolio Turnover Rate	195.53%
[91]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE United Kingdom ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE United Kingdom ETF
Class Name	Franklin FTSE United Kingdom ETF
Trading Symbol	FLGB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE United Kingdom ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE United Kingdom ETF	$10	0.09%
[92]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin FTSE United Kingdom ETF returned 14.06%. The Fund compares its performance to the FTSE UK Capped Index-NR, which returned 14.22% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were financials, consumer staples and industrials.
↑	Individual holdings that lifted the Fund’s absolute return included HSBC Holdings, Rolls-Royce Holdings and Shell.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were materials and real estate.
↓	Individual holdings that hindered the Fund’s absolute return included Diageo, Glencore and GSK.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE United Kingdom ETF (NAV)	14.06	13.79	5.62
FTSE UK Index-NR	14.22	13.89	5.70
FTSE UK Capped Index-NR	14.22	13.89	5.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Net Assets	$ 712,491,694
Holdings Count | $ / shares	102	[93]
Advisory Fees Paid, Amount	$ 631,459
Investment Company Portfolio Turnover	10.13%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$712,491,694
Total Number of Portfolio Holdings*	102
Total Management Fee Paid (based on a unitary fee)	$631,459
Portfolio Turnover Rate	10.13%
[93]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
BrandywineGLOBAL-Dynamic US Large Cap Value ETF
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL-Dynamic US Large Cap Value ETF
Class Name	BrandywineGLOBAL-Dynamic US Large Cap Value ETF
Trading Symbol	DVAL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL-Dynamic US Large Cap Value ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
BrandywineGLOBAL-Dynamic US Large Cap Value ETF	$49	0.49%
[94]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, BrandywineGLOBAL-Dynamic US Large Cap Value ETF returned 1.62%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 7.18% and 8.25%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Positive stock selection in software services and underweight semiconductor & semiconductor equipment within the technology sector.
↑	Underweight health care.
↑	Overweight wireless telecommunications within communication services.
↑	From a factor perspective, being net overweight low price-to-earning (PE) stocks was the largest contributor as high PE companies underperformed.

Top detractors from performance:
↓	Poor selection in oil, gas exploration & production and overweight energy.
↓	Poor selection in building products and overweight ground transportation within industrials.
↓	Underweight financials.
↓	From a factor perspective, quality factors (return on equity, share change and decrease in book growth) were the largest detractors as low quality outperformed high quality.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	10 Year
BrandywineGLOBAL-Dynamic US Large Cap Value ETF (NAV)	1.62	16.54	8.89
Russell 3000 Index	7.22	18.18	11.80
Russell 1000 Value Index	7.18	16.15	8.79
S&P 500 Index	8.25	18.59	12.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 110,853,051
Holdings Count | $ / shares	116	[95]
Advisory Fees Paid, Amount	$ 633,783
Investment Company Portfolio Turnover	77.56%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$110,853,051
Total Number of Portfolio Holdings*	116
Total Management Fee Paid (based on a unitary fee)	$633,783
Portfolio Turnover Rate	77.56%
[95]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On August 1, 2024, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to securities in the energy sector and decreased exposure to the financials sector.
Related disclosure regarding the risks of investing in securities in the energy sector, including that such securities are greatly affected by the prices and supplies of raw materials and that the earnings and dividends of energy companies can fluctuate significantly as a result of international economics, politics and regulation, was added to the Fund’s principal risks and disclosure regarding the risks of investing in securities in the financials sector was removed from the Fund’s principal risks.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
BrandywineGLOBAL - U.S. Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - U.S. Fixed Income ETF
Class Name	BrandywineGLOBAL - U.S. Fixed Income ETF
Trading Symbol	USFI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - U.S. Fixed Income ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
BrandywineGLOBAL - U.S. Fixed Income ETF	$40	0.39%
[96]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, BrandywineGLOBAL - U.S. Fixed Income ETF returned 5.27%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 4.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to structured credit was accretive, as our allocation to higher-coupon, shorter-duration pass-throughs performed well amid elevated rate volatility and benefited from heightened demand.
↑
Overweight to U.S. Treasury duration as yields declined in the second half of the period following U.S. Federal Reserve (Fed) rate cuts and rising uncertainty and recession concerns after the November 2024 election.

Top detractors from performance:
↓
Underweight to corporate credit as this segment of the index benefited from a strong yield tailwind that the Fund was unable to capture. Credit spreads narrowed, supported by solid fundamentals and strong investor demand for the sector.

Use of derivatives and the impact on performance:
The Fund utilized interest rate futures, for hedging and alpha purposes and to manage its duration. In aggregate, these derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	Since Inception (7/25/2023)
BrandywineGLOBAL - U.S. Fixed Income ETF (NAV)	5.27	3.10
Bloomberg U.S. Aggregate Index	4.88	4.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 12,250,916
Holdings Count | $ / shares	45	[97]
Advisory Fees Paid, Amount	$ 47,218
Investment Company Portfolio Turnover	156.86%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$12,250,916
Total Number of Portfolio Holdings*	45
Total Management Fee Paid (based on a unitary fee)	$47,218
Portfolio Turnover Rate	156.86%
[97]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
ClearBridge Sustainable Infrastructure ETF
Shareholder Report [Line Items]
Fund Name	ClearBridge Sustainable Infrastructure ETF
Class Name	ClearBridge Sustainable Infrastructure ETF
Trading Symbol	INFR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Sustainable Infrastructure ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
ClearBridge Sustainable Infrastructure ETF	$60	0.59%
[98]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, ClearBridge Sustainable Infrastructure ETF returned 3.47%. The Fund compares its performance to the FTSE Global Core Infrastructure 50/50 - Net Tax Index and the OECD G7 CPI + 5.5%, which returned 13.04% and 8.39%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Entergy, a regulated electric utility company in the Gulf Region, continued to see robust load growth, helping with sentiment. Its generation business also saw a boost amid data center buildouts. The company signed a deal with Meta to construct new gas-fired plants to power META’s data center facilities which increased the investment and earnings outlook for the company.

↑
Enel, an integrated utility headquartered in Italy operating renewable generation and regulated distribution assets across Europe, Latin America and the U.S., performed strongly due to a combination of moderating bond yields as well as a catch-up trade driven by comfort on the company’s 2026 guidance. Its shares benefited from solid performance and execution over the period.

↑
Redeia, a Spanish electric utility engaged in the supply and transmission of electricity in Spain, saw shares gain amid early indications that there could be improvements in Spanish regulation with potentially higher allowed returns during the next regulatory period.

Top detractors from performance:
↓
XPLR Infrastructure, formerly NextEra Energy Partners, is a growth-oriented contracted renewables company formed by its sponsor and general partner NextEra Energy (NEE) to own, operate and acquire contracted renewable energy generation assets located in North America. XIFR’s share price fell due to a capital restructuring that was viewed as disappointing by the market (not held at period-end).

↓
CSX, a leading North American rail company, engages in the transportation of rail freight in the Southeast, East and Midwest via interchange with other rail carriers, to and from the rest of the U.S. and Canada. Rail stocks were weaker in the period, impacted by broader industrial weakness, continued lower freight volumes and tariff fears following the U.S. election, which would crimp trade and transportation needs.

↓
Orsted, a Danish renewables utility, is the global industry leader in the offshore wind industry. The U.S. 2024 Presidential election results put into question the fundamentals of renewables businesses, causing weakness in that sector. In addition, the prospect of interest rates remaining elevated further pressured renewables.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	Since Inception (12/14/2022)
ClearBridge Sustainable Infrastructure ETF (NAV)	3.47	0.53
MSCI All Country World Index-NR	7.15	14.59
FTSE Global Core Infrastructure 50/50 - Net Tax Index	13.04	5.89
OECD G7 CPI + 5.5%	8.39	8.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 9,597,070
Holdings Count | $ / shares	30	[99]
Advisory Fees Paid, Amount	$ 52,088
Investment Company Portfolio Turnover	24.89%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$9,597,070
Total Number of Portfolio Holdings*	30
Total Management Fee Paid (based on a unitary fee)	$52,088
Portfolio Turnover Rate	24.89%
[99]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2024, the sub-advisor’s proprietary environmental, social and governance rating system for the Fund was revised.
This is a summary of a change to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Western Asset Bond ETF
Shareholder Report [Line Items]
Fund Name	Western Asset Bond ETF
Class Name	Western Asset Bond ETF
Trading Symbol	WABF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Bond ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Western Asset Bond ETF	$36	0.35%
[100]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Western Asset Bond ETF returned 4.77%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 4.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Emerging market debt positioning
↑	High-yield credit positioning
↑	Investment-grade credit positioning

Top detractors from performance:
↓	Long duration position
↓	Yield curve positioning
Use of derivatives and the impact on performance:
The Fund utilized U.S. Treasury and SOFR and interest rate futures, options and swaps to manage its overall duration and yield curve exposure. Credit default swaps on investment-grade and high-yield indices and issuers were used as an efficient, low-cost way of adjusting exposures to these sectors. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	Since Inception (9/19/2023)
Western Asset Bond ETF (NAV)	4.77	6.62
Bloomberg U.S. Aggregate Index	4.88	6.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 21, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 18,961,552
Holdings Count | $ / shares	461	[101]
Advisory Fees Paid, Amount	$ 134,003
Investment Company Portfolio Turnover	67.07%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$18,961,552
Total Number of Portfolio Holdings*	461
Total Management Fee Paid (based on a unitary fee)	$134,003
Portfolio Turnover Rate	67.07%
[101]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2024, John Bellows stepped down as portfolio manager of the Fund and effective August 21, 2024, S. Kenneth Leech stepped down as portfolio manager of the Fund.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Martin Currie Sustainable International Equity ETF
Shareholder Report [Line Items]
Fund Name	Martin Currie Sustainable International Equity ETF
Class Name	Martin Currie Sustainable International Equity ETF
Trading Symbol	MCSE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Martin Currie Sustainable International Equity ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Martin Currie Sustainable International Equity ETF	$54	0.59%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Martin Currie Sustainable International Equity ETF returned -15.93%. The Fund compares its performance to the MSCI All Country World ex-U.S. Index-NR, which returned 6.09% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Nemetschek, a German software developer and distributor, saw strong operating results and outlook, driven by the company’s transition into a subscription model.
↑	Assa Abloy, a Swedish door company that offers locks, doors and door automation products, reported strong earnings and sales in key regions in a challenging market environment.
↑
ResMed, a developer, manufacturer and distributor of medical products, saw its stock lift as the company’s management changed their view on the impact of the GLP-1 weight loss drug to its sleep apnea/CPAP business to be a tailwind versus neutral impact. The company also reported strong quarterly results.

Top detractors from performance:
↓
Novo Nordisk, a Danish manufacturer and distributor of pharmaceutical products, due to an underwhelming new drug trial result, and more recently, intensified competitive pressure from compounded versions of the company’s drugs during a period of supply shortage.

↓
ASML Holding, a Dutch multinational company specializing in lithography solutions for semiconductor equipment, as macro softness weighed on its demand. Sentiment was also weak amid ongoing uncertainty in the semiconductor industry and concerns over stricter U.S. export controls, tariffs and the future of CHIPS Act funding.

↓	Sartorius Stedim Biotech, an international pharmaceutical and laboratory equipment supplier, faced pressure from a weak bioprocessing end market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (11/30/2015)
Martin Currie Sustainable International Equity ETF (NAV)	-15.93	4.01	4.67
MSCI All Country World ex-U.S. Index-NR	6.09	10.92	6.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 27,067,742
Holdings Count | $ / shares	24	[102]
Advisory Fees Paid, Amount	$ 181,889
Investment Company Portfolio Turnover	18.47%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$27,067,742
Total Number of Portfolio Holdings*	24
Total Management Fee Paid (based on a unitary fee)	$181,889
Portfolio Turnover Rate	18.47%
[102]
Holdings [Text Block]

Portfolio Composition*,†	% of Total Investments
Health Care	26.4%
Information Technology	23.6%
Industrials	17.4%
Consumer Discretionary	15.2%
Financials	7.4%
Materials	6.0%
Consumer Staples	4.0%
Short-Term Investments	0.0%

Geographic Composition*,†	% of Total Investments
Europe	74.6%
North America	21.7%
Australia & New Zealand	3.7%
Short-Term Investments	0.0%
[103],[104]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 1, 2024, Robbie McNab, CFA and Sam Cottrell, CFA were added as portfolio managers of the Fund and Ken Hughes, CFA stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Equity Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Equity Index ETF
Class Name	Franklin U.S. Equity Index ETF
Trading Symbol	USPX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Equity Index ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Equity Index ETF	$3	0.03%
[105]
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin U.S. Equity Index ETF returned 8.10%. The Fund compares its performance to the Morningstar US Target Market Exposure Index and the Linked Morningstar US Target Market Exposure Index†, which both returned 8.14% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were financials, information technology and communication services.
↑	Individual holdings that lifted the Fund’s absolute return included Apple, NVIDIA and Tesla.

Top detractors from performance:
↓	The only sector that detracted from the Fund’s absolute performance was materials.
↓	Individual holdings that hindered the Fund’s absolute return included Microsoft, Advanced Micro Devices and Intel.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (6/1/2016)
Franklin U.S. Equity Index ETF (NAV)	8.10	15.19	10.40
Morningstar US Target Market Exposure Index	8.14	18.49	13.71
Linked Morningstar US Target Market Exposure Index†	8.14	15.20	10.42
[106]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,226,389,682
Holdings Count | $ / shares	560	[107]
Advisory Fees Paid, Amount	$ 347,421
Investment Company Portfolio Turnover	3.37%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,226,389,682
Total Number of Portfolio Holdings*	560
Total Management Fee Paid (based on a unitary fee)	$347,421
Portfolio Turnover Rate	3.37%
[107]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Russia ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Russia ETF
Class Name	Franklin FTSE Russia ETF
Trading Symbol	FLRU
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE Russia ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Russia ETF	$0	0.00%
[108]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund sought to track the investment results of an index composed of Russian equities, as represented by the FTSE Russia RIC Capped Index-NR (the FTSE Russia Capped Index-NR or the Underlying Index). Effective February 28, 2024, the Fund’s Underlying Index was discontinued by the index provider FTSE Russell. Due to the discontinuation of the Fund’s underlying index and ongoing restrictions relating to Russian securities, the Fund will be unable to meet its investment objective. The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (2/6/2018)
Franklin FTSE Russia ETF (NAV)†	--	-79.55	-67.71
FTSE Russia Capped Index-NR††	--	--	--
[109],[110]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Net Assets	$ 4,835	[111]
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets*	$4,835
Total Number of Portfolio Holdings	36
Total Management Fee Paid (based on a unitary fee)	$0
Portfolio Turnover Rate	0.00%
[111]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	The Linked Morningstar Emerging Markets Target Market Exposure Index-NR reflects the performance of the Fund’s old primary benchmark, the MSCI Emerging Markets Index-NR, from inception through July 31, 2022, followed by the performance of the Parent Index thereafter.

[3]
††	The Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR reflects the performance of the Fund’s old underlying index, LibertyQ Emerging Markets Index-NR, from inception through July 31, 2022, followed by the performance of the Underlying Index thereafter.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Does not include derivatives, except purchased options, if any.

[8]
†	Certain categories may represent less than 0.1%.

[9]
1	Amounts are for the period January 21, 2025 through March 31, 2025. Expenses for the full reporting period would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Does not include derivatives, except purchased options, if any.

[12]
†	Certain categories may represent less than 0.1%.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	The Linked Morningstar US Target Market Exposure Index reflects the performance of the Fund’s old primary benchmark, the MSCI All Country World Index (ACWI) ex REITs Index-NR, from inception through July 31, 2022, followed by the performance of the Parent Index thereafter. The Parent Index reflects no deduction for fees, expenses or taxes. The MSCI ACWI ex REITs Index-NR reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding.

[15]
††	The Linked Morningstar US Dividend Enhanced Select Index reflects the performance of the Fund’s old underlying index, LibertyQ Global Dividend Index, from inception through July 31, 2022, followed by the performance of the Underlying Index thereafter. The Underlying Index reflects no deduction for fees, expenses or taxes. The LibertyQ Global Dividend Index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding.

[16]
*	Does not include derivatives, except purchased options, if any.

[17]
1	Amounts are for the period January 21, 2025 through March 31, 2025. Expenses for the full reporting period would have been higher.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[20]
*	Does not include derivatives, except purchased options, if any.

[21]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[22]
*	Does not include derivatives, except purchased options, if any.

[23]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
*	Does not include derivatives, except purchased options, if any.

[26]
*	Does not include derivatives, except purchased options, if any.

[27]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[28]
*	Does not include derivatives, except purchased options, if any.

[29]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[30]
*	Does not include derivatives, except purchased options, if any.

[31]
*	Does not include derivatives, except purchased options, if any.

[32]
*	Does not include derivatives, except purchased options, if any.

[33]
†	Effective May 31, 2024, the MSCI USA High Dividend Yield Index replaced the Russell 1000 Index as the Fund’s benchmark to better align with the Fund’s principal investment strategy.

[34]
*	Does not include derivatives, except purchased options, if any.

[35]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[36]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg US Aggregate Index.

[37]
††	The Fund’s Blended Benchmark is comprised of 50% S&P 500 Index + 50% Bloomberg U.S. Aggregate Index.

[38]
†††	Effective January 1, 2025, the Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg US Aggregate Index replaced the Blended 50% S&P 500 Index + 50% Bloomberg US Aggregate Index. The Fund’s investment manager believes the new Blended Benchmark better reflects the investment universe of INCM and is a better measure for performance comparison purposes.

[39]
*	Does not include derivatives, except purchased options, if any.

[40]
*	Does not include derivatives, except purchased options, if any.

[41]
*	Does not include derivatives, except purchased options, if any.

[42]
*	Does not include derivatives, except purchased options, if any.

[43]
*	Does not include derivatives, except purchased options, if any.

[44]
*	Does not include derivatives, except purchased options, if any.

[45]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[46]
*	Does not include derivatives, except purchased options, if any.

[47]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[48]
*	Does not include derivatives, except purchased options, if any.

[49]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[50]
*	Does not include derivatives, except purchased options, if any.

[51]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[52]
*	Does not include derivatives, except purchased options, if any.

[53]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[54]
*	Does not include derivatives, except purchased options, if any.

[55]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[56]
*	Does not include derivatives, except purchased options, if any.

[57]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[58]
*	Does not include derivatives, except purchased options, if any.

[59]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[60]
*	Does not include derivatives, except purchased options, if any.

[61]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[62]
*	Does not include derivatives, except purchased options, if any.

[63]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[64]
*	Does not include derivatives, except purchased options, if any.

[65]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[66]
*	Does not include derivatives, except purchased options, if any.

[67]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[68]
†	The Linked FTSE Developed Eurozone Index-NR reflects the performance of the Fund’s previous underlying index (the FTSE Developed Europe Capped Hedged Index-NR) from Fund inception through July 31, 2023 followed by the performance of the Fund’s Underlying Index thereafter.

[69]
*	Does not include derivatives, except purchased options, if any.

[70]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[71]
*	Does not include derivatives, except purchased options, if any.

[72]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[73]
*	Does not include derivatives, except purchased options, if any.

[74]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[75]
*	Does not include derivatives, except purchased options, if any.

[76]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[77]
*	Does not include derivatives, except purchased options, if any.

[78]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[79]
*	Does not include derivatives, except purchased options, if any.

[80]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[81]
*	Does not include derivatives, except purchased options, if any.

[82]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[83]
*	Does not include derivatives, except purchased options, if any.

[84]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[85]
*	Does not include derivatives, except purchased options, if any.

[86]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[87]
*	Does not include derivatives, except purchased options, if any.

[88]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[89]
*	Does not include derivatives, except purchased options, if any.

[90]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[91]
*	Does not include derivatives, except purchased options, if any.

[92]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[93]
*	Does not include derivatives, except purchased options, if any.

[94]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[95]
*	Does not include derivatives, except purchased options, if any.

[96]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[97]
*	Does not include derivatives, except purchased options, if any.

[98]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[99]
*	Does not include derivatives, except purchased options, if any.

[100]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[101]
*	Does not include derivatives, except purchased options, if any.

[102]
*	Does not include derivatives, except purchased options, if any.

[103]
*	Does not include derivatives, except purchased options, if any.

[104]
†	Certain categories may represent less than 0.1%.

[105]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[106]
†	The Linked Morningstar US Target Market Exposure Index reflects the performance of the Fund’s previous underlying index, the LibertyQ Global Equity Index-NR, through July 31, 2022, followed by the performance of the Underlying Index thereafter.

[107]
*	Does not include derivatives, except purchased options, if any.

[108]
*	Effective March 1, 2022, Franklin Advisory Services, LLC (the Fund’s investment manager) implemented a waiver of its management fee for the Fund, which will continue in effect while the Fund liquidates.

[109]
†	Total return information is based on unadjusted net asset value. During the 12-month period ended March 31, 2025, the Fund’s unrounded NAV per share decreased from $0.005946 as of March 31, 2024, to $0.005939 as of March 31, 2025. Certain adjustments were made to the net asset value of the Fund at the end of the period for financial reporting purposes. Accordingly, adjusted total return of 1.65% has been disclosed in the Financial Highlights and differs from that which is reported here.

[110]
††	Effective February 28, 2024, the Underlying Index was discontinued by the index provider, FTSE Russell. The Fund’s returns based on net asset value include the Fund’s valuation of its Russian securities based on fair value prices. The value of the Underlying Index, on the other hand, is based on securities’ last closing prices on local foreign markets (i.e., the value of the Underlying Index is not based on fair value prices). As disclosed in the latest prospectus dated August 1, 2024, the 5 Year and Since Inception Underlying Index returns were -2.06% and -3.71%, respectively as of December 31, 2023.

[111]
*	As of March 31, 2025, the Fund’s portfolio was comprised of Russian equity securities (fair valued at $0) and USD cash.